Goodwill And Other Intangibles (Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	$ 3,708				$ 3,580				$ 3,708	$ 3,580
Less: Accumulated amortization	1,870				1,611				1,870	1,611
Net carrying amount	1,838				1,969				1,838	1,969
Amortization of intangible assets									318	345	254
Future amortization expense, 2013	308								308
Future amortization expense, 2014	274								274
Future amortization expense, 2015	244								244
Future amortization expense, 2016	197								197
Future amortization expense, 2017	175								175
Goodwill impairment, net of tax									528	19	0
After-tax goodwill impairment loss per share									$ 0.72	$ 0.03
Net Sales	6,700	6,484	5,919	5,309	6,545	6,288	5,854	5,535	24,412	24,222	21,039
Embedded Computing & Power [Member]
Intangibles Other Than Goodwill [Line Items]
Net Sales									1,400
Customer Relationships [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,537				1,499				1,537	1,499
Less: Accumulated amortization	459				330				459	330
Net carrying amount	1,078				1,169				1,078	1,169
Intellectual Property [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,125				1,110				1,125	1,110
Less: Accumulated amortization	606				518				606	518
Net carrying amount	519				592				519	592
Capitalized Software [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,046				971				1,046	971
Less: Accumulated amortization	805				763				805	763
Net carrying amount	$ 241				$ 208				$ 241	$ 208